Intangible Assets (Tables)	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
10.	INTANGIBLE ASSETS

	As of May 31,
	2012	2013
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with finite lives:
Trademark	315	327
Courseware	49	49
Student base	—	114
License	415	415

	1,036	1,172

Accumulated amortization:
Trademark	(118)	(155)
Courseware	(49)	(49)
Student base	—	(49)
License	(36)	(57)

	(203)	(310)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with definite lives:
Trademark	197	172
Courseware	—	—
Student base	—	65
License	379	358

	833	862